Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 – Intangible Assets

The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
		Other
		Intangible
(Dollars in thousands)	Goodwill	Assets (a)
December 31, 2010	$162,180	$32,881
Amortization expense (b)	-	(4,380)
Impairment (c) (d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)
December 31, 2011	$133,659	$26,243
Amortization expense	-	(3,910)
Additions	583	367
December 31, 2012	$134,242	$22,700
Amortization expense	-	(3,912)
Additions (d)	7,701	3,200
December 31, 2013	$141,943	$21,988

  Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
  Amortization expense related to FHI and Msaver of $.4 million for 2011 is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.
  See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
  See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.

The gross carrying amount of other intangible assets subject to amortization is $61.1 million on December 31, 2013, net of $39.1 million of accumulated amortization. Estimated aggregate amortization expense is expected to be $3.9 million, $3.7 million, $3.6 million, $3.3 million, and $3.2 million for the twelve-month periods of 2014, 2015, 2016, 2017, and 2018, respectively.

The agreement to sell FHI resulted in a pre-tax goodwill impairment of $10.1 million in first quarter 2011. In second quarter 2011, the remaining $16.4 million of goodwill was removed in conjunction with the divestiture. The sale of Msaver during third quarter 2011 resulted in the removal of $2.0 million of goodwill. During 2011, FHN also recognized $2.2 million and $.1 million of other intangible asset write-offs related to the FHI and Msaver divestitures, respectively.

The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2013. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized.
		Regional	Capital
(Dollars in thousands)	Non-Strategic	Banking	Markets	Total
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2010	$28,521	$36,238	$97,421	$162,180
Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)
Net change in goodwill during 2011	(28,521)	-	-	(28,521)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2011	$-	$36,238	$97,421	$133,659
Additions	-	-	583	583
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2012	-	-	583	583
Gross goodwill	$199,995	$36,238	$98,004	$334,237
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2012	$-	$36,238	$98,004	$134,242
Additions	-	7,701	-	7,701
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2013	-	7,701	-	7,701
Gross goodwill	$199,995	$43,939	$98,004	$341,938
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2013	$-	$43,939	$98,004	$141,943